Description of business and significant accounting policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2019
Operating Income (Loss)	$ (540)	$ 238	$ 3,166
Working Capital	(6,249)
Advertising costs	21	18	10
Research and development costs	175	152	$ 158
Contract liabilities	$ 17			$ 57
Right-of-use assets				413
Lease liabilities				$ 413
Plant and machinery
Useful Life of Assets	10 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Useful Life of Assets	5 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Useful Life of Assets	10 years
Motor vehicles
Useful Life of Assets	5 years